Operating Leases (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Operating Leases
Deferred lease incentive	$ 245,581	$ 312,558
Future minimum annual commitments under these operating leases
2020	368,501
2021	379,416
2022	390,688
2023	306,243
Total	$ 1,444,848